Related undertakings (Details)		12 Months Ended		18 Months Ended
		Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Ownership Percentage [Abstract]
Ownership percentage in subsidiary		100.00%
Attachmate Australasia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Australia
Class(es) of shares held	[1],[2]	Ordinary Shares AU$1.00
Principal activities		Sale and support of software
Registered office addresses		Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
Attachmate Group Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Australia
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
Autonomy Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Australia
Class(es) of shares held	[1],[2]	Ordinary Shares AU$1.00
Principal activities		Sale and support of software
Registered office addresses		Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
Autonomy Systems Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Australia
Class(es) of shares held	[1],[2]	Ordinary Shares AU$1.00
Principal activities		Sale and support of software
Registered office addresses		Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
Borland Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Australia
Class(es) of shares held	[1],[2]	Ordinary Shares AU$1.00
Principal activities		Sale and support of software
Registered office addresses		Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
Entco Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Australia
Class(es) of shares held	[1],[2]	Ordinary Shares AU$1.00
Principal activities		Sale and support of software
Registered office addresses		Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
Micro Focus Australia Pty Ltd (formerly Entcorp Australia Pty Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Australia
Class(es) of shares held	[1],[2]	Ordinary Shares AU$1.00
Principal activities		Sale and support of software
Registered office addresses		Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
Micro Focus Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Australia
Class(es) of shares held	[1],[2]	Ordinary Shares AU$1.00
Principal activities		Sale and support of software
Registered office addresses		Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
Serena Software Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Australia
Class(es) of shares held	[1],[2]	Ordinary Shares AU$1.00
Principal activities		Sale and support of software
Registered office addresses		Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
Borland Entwicklung GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Austria
Class(es) of shares held	[1],[2]	Registered capital
Principal activities		Development of software
Registered office addresses		Donau Centre, Hauptstrasse 4-10, Linz, 4040, Austria
Autonomy Belgium BVBA [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Belgium
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		Officenter, Luchthavenlaan 27, 1800 Vilvoorde, Belgium
Micro Focus Belgium BV (formerly Entco Belgium BVBA) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Belgium
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		Officenter, Luchthavenlaan 27, 1800 Vilvoorde, Belgium
Micro Focus Srl (formerly Micro Focus SPRL) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Belgium
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		EU Parliament, 4th Floor, 37 De Meeussquare, Brussels, 1000, Belgium
Borland Latin America Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Brazil
Class(es) of shares held	[1],[2]	Quota RS$1.00
Principal activities		Sale and support of software
Registered office addresses		Rua Joaquim Floriano, 466-12 Ander, Sao Paulo, CEP 04534-002, Brazil
Cambridge Technology Partners do Brasil s.c. Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Brazil
Class(es) of shares held	[1],[2]	Quota RS$1.00
Principal activities		Dormant
Registered office addresses		Rua Joaquim Floriano, 466-12 Ander, Sao Paulo, CEP 04534-002, Brazil
Micro Focus Brasil Servicos de Tecnologia Ltda (formerly Entco Brasil Servicos de Tecnologia Ltda) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Brazil
Class(es) of shares held	[1],[2]	Quota RS$1.00
Principal activities		Sale and support of software
Registered office addresses		Rua Joaquim Floriano, 466-12 Ander, Sao Paulo, CEP 04534-002, Brazil
Micro Focus Programacao de Computadores Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Brazil
Class(es) of shares held	[1],[2]	Quota RS$1.00
Principal activities		Sale and support of software
Registered office addresses		Rua Joaquim Floriano, 466-12 Ander, Sao Paulo, CEP 04534-002, Brazil
Peregrinne Systems do Brasil Limitada [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Brazil
Class(es) of shares held	[1],[2]	Quota RS$1.00
Principal activities		Sale and support of software
Registered office addresses		Avenida das nações Unidas, nº 12.901, conjunto 2302, sala 72, Itaim Bibi, São Paulo, CEP 04578-000, Brazil
Serena Software Do Brasil Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Brazil
Class(es) of shares held	[1],[2]	Quota RS$1.00
Principal activities		Sale and support of software
Registered office addresses		Rua Dom Jose de Barros, 177, 3rd Floor, Suite 302, Vila Buarque, Sao Paulo 01038-100, Brazil
Verity Worldwide Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		British Virgin Islands
Class(es) of shares held	[1],[2]	Ordinary Shares US$50,000.00
Principal activities		Sale and support of software
Registered office addresses		Estera Corporate Services (BVI) Limited, Jayla Place Wickhams Cay 1, Road Town, Tortola, British Virgin Islands
Micro Focus APM Solutions Limited (EOOD) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Bulgaria
Class(es) of shares held	[1],[2]	Ordinary Shares BGN1,000.00
Principal activities		Development of software
Registered office addresses		76A James Bourchier Blvd, Lozenetz, Sofia, 1407, Bulgaria
Micro Focus Bulgaria EOOD (formerly Entco Bulgaria EOOD) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Bulgaria
Class(es) of shares held	[1],[2]	Ordinary Shares BGN1.00
Principal activities		Sale and support of software
Registered office addresses		1715 Sofia, Mladost district, Business Park Sofia, Building 9, Sophia, Bulgaria
Autonomy Systems (Canada) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Class A Common Stock
Principal activities		Sale and support of software
Registered office addresses		200-204 Lambert Street, Whitehorse, Y1A 3T2, Canada
Borland Canada Software ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Common Shares
Principal activities		Dormant
Registered office addresses		250 Howe Street, Suite 1400-C, Vancouver, BC V6C 3S7, Canada
Entcorp Canada, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Common Stock
Principal activities		Sale and support of software
Registered office addresses		Barker House , Suite 600, Fredericton E3B 6Z6, Canada
GWAVA ULC (Formerly GWAVA Inc.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Common Stock
Principal activities		Holding Company
Registered office addresses		250 Howe Street, Suite 1400-C, Vancouver, BC V6C 3S7, Canada
Interset Software Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Class A Preferred Shares Class B Preferred Shares Class B-1 Preferred Shares Class B-2 Preferred Shares Common Shares
Principal activities		Sale and support of software
Registered office addresses		411 Legget Drive, Suite 503, Ottawa ON K2K 3C9, Canada
Micro Focus (Canada) ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Common Shares
Principal activities		Development, sale and support of software
Registered office addresses		250 Howe Street, Suite 1400-C, Vancouver, BC V6C 3S7, Canada
Micro Focus Acquisition ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Common Shares
Principal activities		Holding Company
Registered office addresses		Suite 1700, Park Place, 666 Burrard Street, Vancouver BC V6C 2X8, Canada
Micro Focus Software (Canada), ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Common Shares
Principal activities		Sale and support of software
Registered office addresses		4300 Bankers Hall West, 888 - 3rd Street S.W., Calgary, Alberta T2P 5C5, Canada
Micro Focus Software Solutions Canada Co. / Solutions Logiciels Micro Focus Canada Cie. (formerly Entco Software Canada Co. Logiciels Entco Canada Cie) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Common Shares
Principal activities		Sale and support of software
Registered office addresses		1300-1960 Upper Water Street, Halifax, Nova Scotia B3J 3R7, Canada
NetManage Canada ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Canada
Class(es) of shares held	[1],[2]	Common Shares
Principal activities		Dormant
Registered office addresses		250 Howe Street, Suite 1400-C, Vancouver, BC V6C 3S7, Canada
Entco Bellatrix HoldCo [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Cayman Islands
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Sale and support of software
Registered office addresses		Estera Trust (Cayman) Limited, PO Box 1350, Clifton House, 75 Fort Street, Grand Cayman, KY1-1108, Cayman Islands
Entco Capital Co [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Cayman Islands
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Sale and support of software
Registered office addresses		Estera Trust (Cayman) Limited, PO Box 1350, Clifton House, 75 Fort Street, Grand Cayman, KY1-1108, Cayman Islands
Entco Investment Co [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Cayman Islands
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Sale and support of software
Registered office addresses		Estera Trust (Cayman) Limited, PO Box 1350, Clifton House, 75 Fort Street, Grand Cayman, KY1-1108, Cayman Islands
Micro Focus International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Cayman Islands
Class(es) of shares held	[1],[2]	Class A Ordinary Shares US$0.00001 Class B Ordinary Shares US$0.00001 Class C Ordinary Shares US$0.00001 Class L Ordinary Shares US$0.00001
Principal activities		Dormant
Registered office addresses		Estera Trust (Cayman) Limited, PO Box 1350, Clifton House, 75 Fort Street, Grand Cayman, KY1-1108, Cayman Islands
Micro Focus IP Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Cayman Islands
Class(es) of shares held	[1],[2]	Class A Ordinary Shares €0.01 Class B Preferred Redeemable Shares €0.01
Principal activities		Holding Company
Registered office addresses		Estera Trust (Cayman) Limited, PO Box 1350, Clifton House, 75 Fort Street, Grand Cayman, KY1-1108, Cayman Islands
Entco Marigalante Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Cayman Islands
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Sale and support of software
Registered office addresses		Estera Trust (Cayman) Limited, PO Box 1350, Clifton House, 75 Fort Street, Grand Cayman, KY1-1108, Cayman Islands
Autonomy Systems (Beijing) Limited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		China
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Unit 601, Block A, Yuanyang International Center, Building 56, Dong Si Huan Zhong Dong Road, Beijing, Chaoyang District, China
Borland Software Corporation Beijing Representative Office [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		China
Class(es) of shares held	[1],[2]	Branch
Principal activities		In liquidation
Registered office addresses		Room 1213A Tower B, Full Link Plaza, No 18 Chaoyangmen Wai Avenue, Chaoyang District, Beijing, China
Shanghai Entco Software Technology Co., Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		China
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Floor 2, Building 1, No. 799 Naxian Road, Pilot Free Trade Zone, Shanghai, China
Shanghai Entco Software Technology Co., Limited, Beijing Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		China
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		8 Guangshun Avenue South, B01, 3F, Building 1, Chaoyang District, ,China
Shanghai Entco Software Technology Co., Limited, Chongqing Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		China
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		No. 209, Chuangxin Plaza, No. 5 Keyuanyi Road, Jiulongpo District, Chongqing, China
Shanghai Entco Software Technology Co., Limited, Shenzhen Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		China
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		14/F, Office 1436, Times Financial Center, 4001 Shennan Avenue, Futian District, Shenzhen, Guangdong, 518046, China or Unit H 1483 - 04, 14th Floor, Times Financial Center, 4001 Shennan Avenue, Fu'An Community, Futian Street, Shenzhen, Futian District, China
Singapore Micro Focus Pte Ltd Shanghai Representative Office [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		China
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Room 810, Level 8, International Finance Center, Tower 2, 8 Century Avenue, Pudong, Shangahi 200120, P.R. China
UK Micro Focus Limited Beijing Representative Office [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		China
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Madrid 17-02F Suite, 17/F Ping An International Financial Center, Tower B, No. 3 Xin Yuan South Road, Chao Yang District, Beijing China 100027
Micro Focus CentroAmerica CAC Limiteda (formerly Entco CentroAmerica CAC Limitada) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Costa Rica
Class(es) of shares held	[1],[2]	Quota CRC1,000.00
Principal activities		Sale and support of software
Registered office addresses		San José, Cantón Montes de Oca, Distrito San Pedro, cincuenta metros al sur del Restaurante Le Chandelier, Edificio Blanco, Costa Rica
Micro Focus Costa Rica Limiteda (formerly Entco Costa Rica Limitada) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Costa Rica
Class(es) of shares held	[1],[2]	Quota CRC1,000.00
Principal activities		Sale and support of software
Registered office addresses		San José, Cantón Montes de Oca, Distrito San Pedro, cincuenta metros al sur del Restaurante Le Chandelier, Edificio Blanco, Costa Rica
NetIQ Software International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Cyprus
Class(es) of shares held	[1],[2]	Ordinary Shares of C£1.00
Principal activities		Dormant
Registered office addresses		54 Digeni Akrita, Akritas 2nd Floor, Office 201-202, PC 1061, Nicosia, Cyprus
Micro Focus Czechia s.r.o (formerly Entco Czechia, s.r.o.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Czech Republic
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Za Brumlovkou 1559/5, Michle, Prague, 140 00, Czech Republic
NOVL Czech s.r.o. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Czech Republic
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Dormant
Registered office addresses		Krizikova 148/34, Karlin, 186 00 Praha 8 Czech Republic
Micro Focus Denmark, filial af Micro Focus AS, Norge (Branch) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Denmark
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Borupvang 3, 2750, Ballerup, Denmark
Micro Focus Software Denmark ApS (formerly Entco Denmark ApS) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Denmark
Class(es) of shares held	[1],[2]	Ordinary Shares DKK1.00
Principal activities		Sale and support of software
Registered office addresses		Borupvang 3, 2750, Ballerup, Denmark
Attachmate Middle East LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Egypt
Class(es) of shares held	[1],[2]	Cash Shares LE100.00
Principal activities		In liquidation
Registered office addresses		19 Helmy El Masry Street, Almaza, Cairo, Egypt
Micro Focus AS, Filial i Finland (Branch) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Finland
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Accountor Turku Oy, Yliopistonkatu 34,5 krs, Turku FI-20100
Attachmate Group France SARL [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		France
Class(es) of shares held	[1],[2]	Ordinary Shares €16.00
Principal activities		Sale and support of software
Registered office addresses		Tour, Atlantique, La Defense 9, 1 Place de la Pyramide, La Defense, Cedex, Paris, 92911, France
Borland (France) Sarl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		France
Class(es) of shares held	[1],[2]	Ordinary Shares €15.25
Principal activities		Sale and support of software
Registered office addresses		Tour, Atlantique, La Defense 9, 1 Place de la Pyramide, La Defense, Cedex, Paris, 92911, France
Cobol-IT, SAS [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		France
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Sale and support of software
Registered office addresses		Tour, Atlantique, La Defense 9, 1 Place de la Pyramide, La Defense, Cedex, Paris, 92911, France
Micro Focus France SAS (formerly Entco France SAS) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		France
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Sale and support of software
Registered office addresses		1 Avenue du Canada, Les Ulis, 91947, France
Micro Focus SAS [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		France
Class(es) of shares held	[1],[2]	Ordinary Shares €10.00
Principal activities		Sale and support of software
Registered office addresses		Tour, Atlantique, La Defense 9, 1 Place de la Pyramide, La Defense, Cedex, Paris, 92911, France
Attachmate Group Germany GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Germany
Class(es) of shares held	[1],[2]	Ordinary Shares €191,000.00
Principal activities		Sale and support of software
Registered office addresses		Fraunhoferstrasse 7, Ismaning, 85737, Germany
Borland GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Germany
Class(es) of shares held	[1],[2]	Ordinary Shares €49,500.00 Ordinary Shares €450,000.00 Ordinary Shares €100,000.00 Ordinary Shares €500.00
Principal activities		Dormant
Registered office addresses		Fraunhoferstrasse 7, Ismaning, 85737, Germany
GWAVA EMEA GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Germany
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Von-Braun-Strabe 38a, 48683 Ahaus, Germany
Micro Focus Deutschland GmbH (formerly Entco Deutschland GmbH) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Germany
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Herrenberger Str. 140, 71034 Boeblingen, Germany
Micro Focus GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Germany
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Fraunhoferstrasse 7, Ismaning, 85737, Germany
Novell Holdings Deutschland GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Germany
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Holding Company
Registered office addresses		Maxfeldstr. 5, 90409 Nürnberg, Germany
Serena Software GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Germany
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Nöerdlicher Zubringer 9-11, 40470 Düsseldorf
Attachmate (Hong Kong) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Hong Kong
Class(es) of shares held	[1],[2]	Ordinary Shares HK$1.00
Principal activities		Dormant
Registered office addresses		21st floor, Henley Building, 5 Queen’s Road Central, Hong Kong
Borland (H.K.) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Hong Kong
Class(es) of shares held	[1],[2]	Ordinary Shares HK$1.00
Principal activities		Dormant
Registered office addresses		21st floor, Henley Building, 5 Queen’s Road Central, Hong Kong
EntCorp Hong Kong Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Hong Kong
Class(es) of shares held	[1],[2]	Ordinary Shares HK$1.00
Principal activities		Sale and support of software
Registered office addresses		19th Floor, Cityplaza One, 1111 King's Road, Taikoo Shing, Hong Kong
Micro Focus Limited Hong Kong (Branch) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Hong Kong
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		21st floor, Henley Building, 5 Queen’s Road Central, Hong Kong
Micro Focus Software HK Limited (formerly Attachmate Group Hong Kong Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Hong Kong
Class(es) of shares held	[1],[2]	Ordinary Shares HK$10.00
Principal activities		Sale and support of software
Registered office addresses		21st floor, Henley Building, 5 Queen’s Road Central, Hong Kong
NetIQ Asia Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Hong Kong
Class(es) of shares held	[1],[2]	Ordinary Shares HK$1.00
Principal activities		Dormant
Registered office addresses		21st floor, Henley Building, 5 Queen’s Road Central, Hong Kong
Autonomy Software Asia Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		India
Class(es) of shares held	[1],[2]	Equity Shares INR10.00
Principal activities		Sale and support of software
Registered office addresses		4th Floor, Laurel Building ‘A” Block, Bagmane Tech Park, Survey no.65/2, C.V.Raman Nagar, Byrasandra Village, KR Pura Hobli, Bangalore South Taluk, Bengaluru-560093, India
Borland Software India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		India
Class(es) of shares held	[1],[2]	Equity Shares INR10.00
Principal activities		Dormant
Registered office addresses		Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasasdraa Post, Bangalore 560093, India
Entco IT Services Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		India
Class(es) of shares held	[1],[2]	Equity Shares INR10.00
Principal activities		Sale and support of software
Registered office addresses		4th Floor, Bagmane Tech Park, Olympia Building Survey Nos. 66/1, 66/66-1 & 66/1-3, CV Raman Nagar, Bangalore, 560093, India
Interwoven, Inc., India Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		India
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		602 MMTC House C-22 Bandra Kurla Complex Bandra East, Mumbai, MH 400051, India
Micro Focus India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		India
Class(es) of shares held	[1],[2]	Equity Shares INR10.00
Principal activities		Support of software
Registered office addresses		Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasasdraa Post, Bangalore 560093, India
Micro Focus Software India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		India
Class(es) of shares held	[1],[2]	Equity Shares INR10.00
Principal activities		Development, sale and support of software
Registered office addresses		Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasasdraa Post, Bangalore 560093, India
Micro Focus Software Solutions Private Limited (formerly Entco Software India Private Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		India
Class(es) of shares held	[1],[2]	Equity Shares INR10.00
Principal activities		Sale and support of software
Registered office addresses		66/1, 6th Floor, Olympia Building, Bagmane Tech Park, Byrasandra, C V Raman Nagar, Bangalore, Karnataka, 560093, India
Novell India Private Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		India
Class(es) of shares held	[1],[2]	Equity Shares INR10.00
Principal activities		Dormant
Registered office addresses		Leela Galleria, 1st Floor, Andheri Kurla Road, Andheri(East), Mumbai - 400059, Maharashtra, India
Relativity Technologies Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		India
Class(es) of shares held	[1],[2]	Equity Shares INR10.00
Principal activities		Sale and support of software
Registered office addresses		Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasasdraa Post, Bangalore 560093, India
Attachmate Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.27
Principal activities		Sale and support of software
Registered office addresses		Block A, Ballybrit Business Park, Ballybane Road, Galway, Eircode, NE2 2003, Ireland
Entsoft Holding Ireland Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Holding Company
Registered office addresses		Block A, Ballybrit Business Park, Ballybane Road, Galway, Eircode, NE2 2003, Ireland
Micro Focus (IP) Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Dormant
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Micro Focus (Ireland 1) Limited (formerly SUSE Linux Holdings Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Holding Company
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Micro Focus (Ireland 2) Limited (formerly SUSE Linux Ireland Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Dormant
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Micro Focus Finance Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Holding Company
Registered office addresses		Corrig Court, Corrig Road, Sandyford Industrial Estate, Sandyford, Dublin 18, Ireland
Micro Focus Galway Limited (formerly Entsoft Galway Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Sale and support of software
Registered office addresses		Block A, Ballybrit Business Park, Ballybane Road, Galway, Eircode, NE2 2003, Ireland
Micro Focus Group Holdings Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Holding Company
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Micro Focus International Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Holding Company
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Micro Focus Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Development, sale and support of software
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Micro Focus Software (Ireland) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.25 Ordinary Shares US$1.00
Principal activities		Development, sale and support of software
Registered office addresses		Corrig Court, Corrig Road, Sandyford Industrial Estate, Sandyford, Dublin 18, Ireland
Micro Focus Software Solutions Ireland Limited (formerly Entsoft Ireland Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Sale and support of software
Registered office addresses		Block A, Ballybrit Business Park, Ballybane Road, Galway, Eircode, NE2 2003, Ireland
NetIQ Europe Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Sale and support of software
Registered office addresses		Block A, Ballybrit Business Park, Ballybane Road, Galway, Eircode, NE2 2003, Ireland
NetIQ Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Holding Company
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Novell Cayman Software International Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Holding Company
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Novell Cayman Software Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Holding Company
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Novell Ireland Real Estate Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares €1.25 A Ordinary Shares €1.25
Principal activities		Holding Company
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Novell Software International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ireland
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Holding Company
Registered office addresses		One Spencer Dock, North Wall Quay, Dublin 1, Ireland
Micro Focus Interactive Israel Ltd (formerly Entco Interactive (Israel) Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Israel
Class(es) of shares held	[1],[2]	Ordinary Shares of NIS1.00
Principal activities		Sale and support of software
Registered office addresses		5 Altalef St., Yahud, Israel
Micro Focus Israel Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Israel
Class(es) of shares held	[1],[2]	Ordinary Shares NIS1.00
Principal activities		Development and support of software
Registered office addresses		Matam Advanced Tech Center, Building 5/1, Haifa, 31 905, Israel
Micro Focus Software Israel Ltd (formerly Entcorp Software Israel Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Israel
Class(es) of shares held	[1],[2]	Ordinary Shares NIS1.00
Principal activities		Sale and support of software
Registered office addresses		5 Altalef St., Yahud, Israel
N.Y. NetManage (Yerushalayim) Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Israel
Class(es) of shares held	[1],[2]	Ordinary Shares NIS1.00
Principal activities		Dormant
Registered office addresses		Scientific Industries Center, Haifa, 33263, Israel
Novell Israel Software International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Israel
Class(es) of shares held	[1],[2]	Ordinary Shares NIS1.00
Principal activities		In liquidation
Registered office addresses		17 Hatidhar St., Raannana, 43665, Israel
Enterprise Corp Italiana S.r.l.[Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Italy
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Via Filippo Turati 8, 20121, Milan, Italy
Micro Focus Italiana S.r.l. (formerly Entco Italiana Srl) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Italy
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Viale Sarca 235, 20126, Milan, Italy
Micro Focus Srl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Italy
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Viale Sarca 235, 20126, Milan, Italy
Serena Software Europe Limited - Italy Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Italy
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Viale Sarca 235, 20126, Milan, Italy
Verity Italia S.r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Italy
Class(es) of shares held	[1],[2]	Registered Capital
Principal activities		Sale and support of software
Registered office addresses		Via Santa - Maria alla Porta n.9, 20123, Milan, Italy
Entcorp Japan K.K. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Japan
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		No. 8 Center Plaza Bldg, 5F, 1-10-16 Horidomecho Nihonbashi, Chuo-ku, Tokyo 103-0012, Japan
Micro Focus Enterprise Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Japan
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
Micro Focus LLC (formerly Micro Focus KK) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Japan
Class(es) of shares held	[1],[2]	Interest in capital
Principal activities		Sale and support of software
Registered office addresses		Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
Novell Japan, Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Japan		Japan
Class(es) of shares held	[1],[2]	Common Stock
Principal activities		Sale and support of software
Registered office addresses		Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
Ownership Percentage [Abstract]
Ownership percentage in subsidiary		84.24%	74.70%	81.05%
Serena Software Japan LLC (formerly Serena Software Japan KK) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Japan
Class(es) of shares held	[1],[2]	Interest in Capital
Principal activities		Sale and support of software
Registered office addresses		Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
Micro Focus Korea Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		South Korea
Class(es) of shares held	[1],[2]	Units KRW5000
Principal activities		Sale and support of software
Registered office addresses		Yeoidodong, SK Building, 15F, 31 Gukjegeumyung-ro 8-gil, Yeongdeungpo-gu, Seoul, Korea
Serena Software Europe Limited - Korea Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		South Korea
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Gangnam Finance Centre, Level 41, 152 Teheren-ro, Gangnam-gu, Seoul - 06236 Korea
Micro Focus Finance S.a r.l [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Luxembourg
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		In liquidation
Registered office addresses		20, rue des Peupliers, L-2328 Luxembourg, Luxembourg
Micro Focus Luxembourg S.a r.l. (formerly Entco Luxembourg Sarl) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Luxembourg
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		20, rue des Peupliers, L-2328 Luxembourg, Luxembourg
Minerva Finance S.a r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Luxembourg
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		In liquidation
Registered office addresses		20, rue des Peupliers, L-2328 Luxembourg, Luxembourg
Verity Luxembourg S.a r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Luxembourg
Class(es) of shares held	[1],[2]	Ordinary Shares €25.00
Principal activities		Sale and support of software
Registered office addresses		15, Boulevard F.W. Raiffeisen, L - 2411, Luxembourg
Micro Focus Malaysia Sdn. Bhd. (formerly Entco Software Malaysia Sdn. Bhd.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Malaysia
Class(es) of shares held	[1],[2]	Ordinary Shares RM1,000.00
Principal activities		Sale and support of software
Registered office addresses		Level 11 , 1 Sentral, Jalan Rakyat, Kuala Lumpur Sentral, 50470 59200 Kuala Lumpur, Malaysia
Novell Corporation (Malaysia) Sdn. Bhd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Malaysia
Class(es) of shares held	[1],[2]	Ordinary Shares RM1.00
Principal activities		Sale and support of software
Registered office addresses		Unit 501 Lvl 5 Uptwn 1, 1 Jalan SS2, Selangor Darul Ehsan, Malaysia
Micro Focus International Mexico, S. de R.L. de C.V. (formerly Entco Mexico, S. de R.L. de C.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Mexico
Class(es) of shares held	[1],[2]	Equity Interest Quota MXN1.00
Principal activities		Sale and support of software
Registered office addresses		Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
Micro Focus Limited Mexico (Branch) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Mexico
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Insurgentes Sur 1898, Pisos 12 y 14, Col. La Florida, Mexico City 1020, Mexico
Micro Focus Software Mexico, S. De R.L. De C.V. (formerly Entco Software Mexico, S. de R.L. de C.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Mexico
Class(es) of shares held	[1],[2]	Equity Interest Quota MXN1.00
Principal activities		Sale and support of software
Registered office addresses		Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
Micro Focus Software Solutions Mexico, S. de R.L. de C.V. (formerly Entcorp Software Mexico, S. de R.L. de C.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Mexico
Class(es) of shares held	[1],[2]	Equity Interest Quota MXN1.00
Principal activities		Sale and support of software
Registered office addresses		Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
Attachmate Group Netherlands B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares €100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Authasas Advanced Authentication B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Dormant
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Authasas B.V [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares A €1.00 Ordinary Shares B €1.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Autonomy HoldCo B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Autonomy Netherlands BV [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Common Shares €100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Borland BV [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares €5.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entco Eastern Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entco Gatriam Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entco HoldCo I B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entco HoldCo II B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entco HoldCo III B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entco HoldCo IV B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entco Holding Berlin B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entco Holding Hague II B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entco Sinope Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Entcorp Nederland B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares €100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Common Shares €100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus Caribe Holding B.V. (formerly Entco Caribe B.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus Eastern Holding II B.V. (formerly Entco Eastern Holding II B.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus Enterprise B.V. (formerly Entco Enterprise B.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus HoldCo B.V. (formerly Entco HoldCo B.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus Holding Finance B.V. (formerly Entco Holding Finance B.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus Holding Hague B.V. (formerly Entco Holding Hague B.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Holding Company
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus Holding PR B.V. (formerly Entco Puerto Rico B.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus International Trade B.V. (formerly Entco International Trade B.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus Nederland B.V. (formerly Entco Nederland B.V.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Ordinary Shares US$100.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Verity Benelux B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Netherlands
Class(es) of shares held	[1],[2]	Common Shares of €500.00
Principal activities		Sale and support of software
Registered office addresses		Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
Micro Focus Software (New Zealand) Unlimited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		New Zealand
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		Level 8, 188 Quay Street, Auckland, 1010 , New Zealand
Micro Focus AS [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Norway
Class(es) of shares held	[1],[2]	Ordinary Shares NOK1,602.00
Principal activities		Sale and support of software
Registered office addresses		7th Floor, Dronning Eufemias gate 16, 0191 Oslo, Norway
Entcorp Philippines, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Philippines
Class(es) of shares held	[1],[2]	Common Stock PHP1.00
Principal activities		Sale and support of software
Registered office addresses		2/F Three World Square, Upper Mckinley Road, Taguig City, Philippines
Micro Focus Polska sp. z o.o. (formerly Entco Polska sp. z.o.o.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Poland
Class(es) of shares held	[1],[2]	Ordinary Shares PLN500.00
Principal activities		Sale and support of software
Registered office addresses		Centrum Biurowe Globis, Powstańców Śląskich 7A, 53-332, Wrocław, Poland
Micro Focus S.L. - Sucursal Em Portugal (Branch) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Portugal
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Centro Empresarial Torres de Lisboa, Rua Tomás da Fonseca, Torre G, 1.º, 1600-209 Lisbon, Portugal
Novell Portugal - Informatica Lda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Portugal
Class(es) of shares held	[1],[2]	Ordinary Shares €14,864.18 Ordinary Shares €99.76
Principal activities		Sale and support of software
Registered office addresses		Centro Empresarial Torres de Lisboa, Rua Tomás da Fonseca, Torre G, 1600-203 Lisbon, Portugal
Micro Focus Caribe Holding B.V. LLC Branch (formerly Entco Caribe B.V. LLC) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Puerto Rico
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		110 Highway North Km. 28, Bldg. #1, Aguadilla, 00603, Puerto Rico
Micro Focus Holding PR B.V. LLC Branch (formerly Entco Puerto Rico B.V. LLC) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Puerto Rico
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		350 Chardon Avenue, Chardon Tower, Suite 801, San Juan, 00918, Puerto Rico
Micro Focus Software Romania SRL (formerly Entco Software Romania SRL) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Romania
Class(es) of shares held	[1],[2]	Ordinary Shares RON10.00
Principal activities		Sale and support of software
Registered office addresses		2nd District, 3 George Constantinescu Street, BOC Office Building, Bucharest, Romania
Limited Liability Company Micro Focus (formerly Limited Liability Company Entco) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Russian Federation
Class(es) of shares held	[1],[2]	Interest in Capital
Principal activities		Sale and support of software
Registered office addresses		Leningradskoye shosse 16 A, building 3, floor 10, premise XV, room 16, 125171, Moscow, Russian Federation
Micro Focus LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Saudi Arabia
Class(es) of shares held	[1],[2]	Ordinary Shares SAR50
Principal activities		Sale and support of software
Registered office addresses		Maazar Street, Futuro Tower, 3rd Floor, P.O. Box 69171, Riyadh 11547, Saudi Arabia
Autonomy Systems Singapore Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Singapore
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, 098633, Singapore
Borland (Singapore) Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Singapore
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		80 Robinson Road #02 - 00, 068898, Singapore
Entco Software Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Singapore
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, 098633, Singapore
Mercury Interactive (Singapore) Pte Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Singapore
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		In liquidation
Registered office addresses		450 Alexandra Road, Singapore 119960, Singapore
Micro Focus Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Singapore
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		80 Robinson Road #02 - 00, 068898, Singapore
Micro Focus Software Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Singapore
Class(es) of shares held	[1],[2]	Ordinary Shares
Principal activities		Sale and support of software
Registered office addresses		#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, 098633, Singapore
Autonomy Systems Software South Africa Pty Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		South Africa
Class(es) of shares held	[1],[2]	Ordinary Shares ZAR1.00
Principal activities		Sale and support of software
Registered office addresses		PO Box 2238, Florida Hills, 1716, South Africa
Micro Focus Software South Africa (Pty) Ltd (formerly Attachmate Group South Africa (Pty) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		South Africa
Class(es) of shares held	[1],[2]	Ordinary Shares ZAR1.00
Principal activities		Sale and support of software
Registered office addresses		Morning View Office Park 255 Rivonia Road, Morningside, South Africa
Micro Focus South Africa (Pty) Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		South Africa
Class(es) of shares held	[1],[2]	Ordinary Shares ZAR1.00
Principal activities		Sale and support of software
Registered office addresses		Morning View Office Park 255 Rivonia Road, Morningside, South Africa
Micro Focus Field Delivery Spain, S.L.U. (formerly Entco Field Delivery Spain, S.L.U.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Spain
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Sale and support of software
Registered office addresses		Calle José Echegaray 8, Las Rozas de Madrid, 28232 Madrid, Spain
Micro Focus S.L.U. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Spain
Class(es) of shares held	[1],[2]	Registered Shares €9.00
Principal activities		Sale and support of software
Registered office addresses		Paseo de la Castellana 42, Madrid, 28046, Spain
Micro Focus Software Spain S.L.U. (formerly Entco Software Spain S.L.U.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Spain
Class(es) of shares held	[1],[2]	Ordinary Shares €1.00
Principal activities		Sale and support of software
Registered office addresses		Calle José Echegaray 8, Las Rozas de Madrid, 28232 Madrid, Spain
Serena Software SA [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Spain
Class(es) of shares held	[1],[2]	Ordinary Shares €546.92
Principal activities		Sale and support of software
Registered office addresses		Ronda General Mitre 28-30, Barcelona 08017, Spain
Micro Focus AS, Norge, filial i Sverige (Branch) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Sweden
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Kronborgsgränd 1, 164 46 Kista, Stockholm, Sweden
Micro Focus Sverige AB (formerly Entco Sverige AB) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Sweden
Class(es) of shares held	[1],[2]	Quota SEK1.00
Principal activities		Sale and support of software
Registered office addresses		Kronborgsgränd 1, 164 46 Kista, Stockholm, Sweden
Micro Focus Enterprise B.V., Amstelveen, Versoix Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Switzerland
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Chemin Jean-Baptiste Vandelle 3A, 1290 Versoix, Switzerland
Micro Focus GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Switzerland
Class(es) of shares held	[1],[2]	Quotas CHF100.00
Principal activities		Sale and support of software
Registered office addresses		Ueberlandstrasse 1, 8600 Dübendorf, Switzerland
Micro Focus International Suisse Sarl (formerly Entco International Sarl) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Switzerland
Class(es) of shares held	[1],[2]	Ordinary Shares CHF1,000.00
Principal activities		Sale and support of software
Registered office addresses		Chemin Jean-Baptiste Vandelle 3A, 1290 Versoix, Switzerland
Micro Focus Schweiz GmbH (formerly Entco Schweiz GmbH) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Switzerland
Class(es) of shares held	[1],[2]	Ordinary Shares CHF100.00
Principal activities		Sale and support of software
Registered office addresses		Ueberlandstrasse 1, 8600 Dübendorf, Switzerland
Serena Software GmbH- Swiss Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Switzerland
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Kirchgasse 24, 8001 Zurich, Switzerland
Trilead GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Switzerland
Class(es) of shares held	[1],[2]	Ordinary Shares CHF100.00
Principal activities		Sale and support of software
Registered office addresses		Rembach 7, 8852, Altendorf, Switzerland
Interwoven, Inc., Taiwan Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Taiwan
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		10F.-1 No.66, Jing Mao 2nd Road, Nangang Distric, Taipei City, 115, Taiwan
Novell (Taiwan) Co., Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Taiwan
Class(es) of shares held	[1],[2]	Ordinary Shares NT$10.00
Principal activities		Sale and support of software
Registered office addresses		Room B 26/F #216 Tun-Hwa S Road Sec, Taipei ROC 106, Taiwan
Micro Focus Enterprise Tunisia SARL [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Tunisia
Class(es) of shares held	[1],[2]	Ordinary Shares TND10.00
Principal activities		Sale and support of software
Registered office addresses		ZI Chotrana, Technopole El Ghazala, Lot No 45, Ariana, 2088, Tunisia
Micro Focus Teknoloji Cozumleri Limited Sirketi (formerly Entco Turkey Teknoloji Cozumleri Limited Sirketi) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Turkey
Class(es) of shares held	[1],[2]	Ordinary Shares TRY25.00
Principal activities		Sale and support of software
Registered office addresses		AND Plaza Kozyatağa İçerenköy Mahallesi Umut Sk. 10/12, Kat: 16 34752 Ataşehir/İstanbul, Turkey
Serena Software Ukraine LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		Ukraine
Class(es) of shares held	[1],[2]	Interest in Capital
Principal activities		Sale and support of software
Registered office addresses		13 Pimonenko str., building 1, Office 1B/22, Kiev 04050,Ukraine
Entco International SARL-Abu Dhabi - Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Arab Emirates
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		Al Hilal Building, Al Falah Road, Office 318, Abu Dhabi, United Arab Emirates
Entco International SARL-Jebel Ali Free Zone - Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Arab Emirates
Class(es) of shares held	[1],[2]	Branch
Principal activities		Sale and support of software
Registered office addresses		JAFZA One building, Unit No. AB 1005, Jebel Ali Free Zone, Dubai, United Arab Emirates
Entco Software Services Middle East FZ-LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Arab Emirates
Class(es) of shares held	[1],[2]	Ordinary Shares AED1,000.00
Principal activities		Sale and support of software
Registered office addresses		1204 - 1205, Floor 12 Al Shatha Tower, Dubai , United Arab Emirates
Attachmate Sales UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Sale and support of software
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Autonomy Digital Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		In liquidation
Registered office addresses		Autonomy House, Cambridge Business Park, Cambridge, Cambridgeshire, CB4 0WZ
Autonomy Systems Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Sale and support of software
Registered office addresses		Cain Road, Amen Corner, Bracknell, Berkshire, RG12 1HN, United Kingdom
Borland (Holding) UK Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Dormant
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Borland (UK) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Dormant
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Entcorp Marigalante UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Sale and support of software
Registered office addresses		Cain Road, Amen Corner, Bracknell, Berkshire, RG12 1HN, United Kingdom
Interwoven UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		In liquidation
Registered office addresses		Autonomy House, Cambridge Business Park, Cambridge, Cambridgeshire, CB4 0WZ
Longsand Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Sale and support of software
Registered office addresses		Cain Road, Amen Corner, Bracknell, Berkshire, RG12 1HN, United Kingdom
Merant Holdings [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Meridio Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		In liquidation
Registered office addresses		The Innovation Centre, Northern Ireland Science Park, Queen's Road, Queens Island, Belfast, BT3 9DT
Micro Focus (IP) Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Dormant
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus (IP) Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus (US) Holdings [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus APM Solutions Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		In liquidation
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus CHC Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$0.01 Redeemable Preference Shares US$1.00 C Preference Shares US$1.00
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Foreign HoldCo Ltd (formerly Entco Foreign HoldCo Ltd) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Global Limited (formerly Novell U.K. Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Sale and support of software
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Group Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Holdings Unlimited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £0.01
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Integration Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Integration Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Sale and support of software
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus IP Development Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Development and support of software
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Sale and support of software
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus MHC Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	A Ordinary Shares £0.00001 B Ordinary Shares £0.00001
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Midco Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$0.01
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Midco Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$0.0001
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Situla Holding Ltd (formerly Entco Situla Holding Ltd) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Holding Company
Registered office addresses		Cain Road, Amen Corner, Bracknell, Berkshire, RG12 1HN, United Kingdom
Micro Focus Software (IP) Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$0.01 Preferred Shares US$1.00
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Software Holdings Ltd (formerly Novell UK Software Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Sale and support of software
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Micro Focus Software UK Ltd (formerly Entcorp UK Ltd) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Sale and support of software
Registered office addresses		Cain Road, Amen Corner, Bracknell, Berkshire, RG12 1HN, United Kingdom
Micro Focus UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Dormant
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
NetIQ Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Dormant
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Ryan McFarland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		In liquidation
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Serena Holdings [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares US$1.00
Principal activities		Holding Company
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
Serena Software Europe Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		Sale and support of software
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
XDB (UK) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		In liquidation
Registered office addresses		The Lawn, 22 30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN, England
ZANTAZ UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United Kingdom
Class(es) of shares held	[1],[2]	Ordinary Shares £1.00
Principal activities		In liquidation
Registered office addresses		Autonomy House, Cambridge Business Park, Cambridge, Cambridgeshire, CB4 0WZ
Attachmate Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Development and support of software
Registered office addresses		505 Union Ave SE STE120, Olympia, WA 98501 , USA
Borland Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Borland Software Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Development and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Borland Technology Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Dormant
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Entco Delaware LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Interest in Capital
Principal activities		Sale and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Entco Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Entco Technologies, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.001
Principal activities		Sale and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Entco, LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Interest in Capital
Principal activities		Sale and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
GWAVA Technologies Inc [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock of US$1.00
Principal activities		Sale and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Interset Software - US, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.0001
Principal activities		Sale and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
MA FinanceCo., LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Units
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Marcel Holdings LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Limited Liability Company Interest US$1.00
Principal activities		Sale and support of software
Registered office addresses		Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE19808, USA
Micro Focus (US) Group, Inc [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Micro Focus (US) International Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Micro Focus (US), Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Development and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Micro Focus Brazil Holdings LLC (formerly Entco Brazil Holdings LLC) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Interest in Capital
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Micro Focus Government Solutions LLC (formerly Entco Government Solutions LLC) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Interest in Capital
Principal activities		Sale and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Micro Focus LLC (formerly EntIT Software LLC) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Limited Liability Company Interests
Principal activities		Sale and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Micro Focus Software Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Voting Common Stock US$0.01 Non-voting Common Stock US$0.01
Principal activities		Development and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
MicroLink LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Limited Liability Company Interests
Principal activities		Sale and support of software
Registered office addresses		4701 Cox Road, Suite 285, Henrico County, Glen Allen VA 23060, United States
NetIQ Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.001
Principal activities		Development and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Novell Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Novell International Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Seattle SpinCo, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Class A Common Stock US$0.01 Class B Common Stock US$0.01
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Serena Software, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.01
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Spartacus Acquisition Holdings Corp [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.001
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Stratify, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.001
Principal activities		Sale and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
The Attachmate Group, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Common Stock US$0.001
Principal activities		Holding Company
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA
Vertica Systems, LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation		United States
Class(es) of shares held	[1],[2]	Limited Liability Company Interests
Principal activities		Sale and support of software
Registered office addresses		The Corporation Trust Company, Corporation Trust Center, 1209 Orange St, Wilmington, New Castle, DE 19801, USA

[1]	The Group has a 100% equity ownership interest in each of the subsidiary undertakings, with the exception of Novell Japan Ltd, in which it has an 84.24% equity interest (note 32).
[2]	The ultimate parent company is Micro Focus International plc (the "Company"). The Company has a direct interest in Micro Focus Midco Holdings Limited and an indirect interest in all of the other related undertakings. The Company has an effective interest of 100% in all of the related undertakings listed in the table, save as disclosed above.